Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.0%
Ambev SA	17,008,177	$52,178,053
Americanas SA	2,340,932	4,763,649
Atacadao SA	1,915,991	5,896,379
B3 SA - Brasil, Bolsa, Balcao	21,917,928	53,766,892
Banco Bradesco SA	5,361,516	14,216,513
Banco BTG Pactual SA	4,333,691	21,019,781
Banco do Brasil SA	3,124,310	21,240,744
Banco Santander Brasil SA	1,312,826	6,997,556
BB Seguridade Participacoes SA	2,478,633	14,959,636
BRF SA(a)	2,191,901	3,978,862
CCR SA	4,364,474	9,932,735
Centrais Eletricas Brasileiras SA	4,146,828	37,957,419
Cia. de Saneamento Basico do Estado de
Sao Paulo	1,258,525	14,621,575
Cia. Siderurgica Nacional SA	2,510,796	7,025,303
Cosan SA	4,476,562	15,553,473
CPFL Energia SA	857,163	5,764,689
Energisa SA	688,391	5,745,269
Engie Brasil Energia SA	763,004	5,807,791
Equatorial Energia SA	3,706,121	19,675,611
Hapvida Participacoes e Investimentos SA(b)	16,924,920	16,959,655
Hypera SA	1,576,179	13,497,913
JBS SA	2,854,310	12,128,212
Klabin SA	2,769,576	10,513,966
Localiza Rent a Car SA	2,703,404	31,309,235
Localiza Rent a Car SA, NVS(a)	8,269	91,034
Lojas Renner SA	3,618,469	16,142,206
Magazine Luiza SA(a)	11,223,553	7,375,166
Natura & Co. Holding SA	3,250,801	7,335,578
Petro Rio SA(a)	2,633,172	18,292,436
Petroleo Brasileiro SA	13,689,021	80,165,984
Raia Drogasil SA	3,946,540	17,529,700
Rede D’Or Sao Luiz SA(b)	1,448,289	8,668,495
Rumo SA	4,713,859	17,676,914
Sendas Distribuidora SA	2,598,365	10,039,257
Suzano SA.	2,718,879	27,847,114
Telefonica Brasil SA	1,810,069	13,272,014
Tim SA.	2,934,948	7,352,428
TOTVS SA	1,930,926	11,482,821
Ultrapar Participacoes SA	2,657,437	7,271,740
Vale SA	13,800,315	227,933,170
Vibra Energia SA	4,271,218	13,605,410
WEG SA	6,100,362	45,846,612
		943,438,990
Cayman Islands — 0.0%
Haichang Ocean Park Holdings Ltd.(a)(b)	9,293,000	3,842,860

Chile — 0.3%
Banco de Chile	169,257,298	16,013,394
Banco de Credito e Inversiones SA	216,293	5,857,278
Banco Santander Chile	243,518,559	9,467,280
Cencosud SA	5,254,892	7,813,000
Cia. Cervecerias Unidas SA	484,714	2,943,600
Cia. Sud Americana de Vapores SA	58,856,427	4,800,734
Empresas CMPC SA	4,110,454	6,808,444
Empresas COPEC SA	1,434,265	10,024,554
Enel Americas SA	78,148,365	10,355,426
Enel Chile SA	94,844,721	4,313,734

Security	Shares	Value

Chile (continued)
Falabella SA	2,677,435	$4,780,597
		83,178,041
China — 30.3%
360 DigiTech Inc.	367,793	5,770,672
360 Security Technology Inc., Class A	2,190,706	2,155,219
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	574,988	1,464,705
3SBio Inc.(b)	5,437,000	5,767,637
AAC Technologies Holdings Inc.(a)	2,657,500	6,214,169
Advanced Micro-Fabrication Equipment Inc., Class A(a)	166,829	2,365,643
AECC Aviation Power Co. Ltd., Class A	648,873	4,216,954
Agricultural Bank of China Ltd., Class A	20,320,700	8,314,630
Agricultural Bank of China Ltd., Class H	104,013,000	34,769,021
Aier Eye Hospital Group Co. Ltd., Class A	1,608,005	6,248,958
Air China Ltd., Class A(a)	2,284,993	3,413,412
Air China Ltd., Class H(a)	5,530,000	4,451,010
Alibaba Group Holding Ltd.(a)	53,899,556	586,597,136
Alibaba Health Information Technology Ltd.(a)	17,172,000	14,495,765
Aluminum Corp. of China Ltd., Class A	3,964,700	2,538,294
Aluminum Corp. of China Ltd., Class H	13,544,000	5,792,319
Anhui Conch Cement Co. Ltd., Class A	1,051,086	4,283,017
Anhui Conch Cement Co. Ltd., Class H	4,422,500	16,108,242
Anhui Gujing Distillery Co. Ltd., Class A	100,285	3,418,043
Anhui Gujing Distillery Co. Ltd., Class B	398,500	5,833,418
Anhui Kouzi Distillery Co. Ltd., Class A	171,652	1,152,007
Anjoy Foods Group Co. Ltd., Class A	86,100	1,937,825
ANTA Sports Products Ltd.	4,463,402	53,048,588
Asymchem Laboratories Tianjin Co. Ltd., Class A	99,680	1,934,678
Autohome Inc., ADR	276,240	8,259,576
Avary Holding Shenzhen Co. Ltd., Class A	531,104	2,205,218
AVIC Electromechanical Systems Co. Ltd., Class A	1,120,700	1,773,926
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,296,689	1,601,624
AviChina Industry & Technology Co. Ltd., Class H	7,586,000	3,580,631
AVICOPTER PLC, Class A	207,953	1,422,829
Baidu Inc.(a)	8,041,880	108,530,098
Bank of Beijing Co. Ltd., Class A	5,375,906	3,280,154
Bank of Chengdu Co. Ltd., Class A	1,062,195	2,327,269
Bank of China Ltd., Class A	9,605,700	4,300,808
Bank of China Ltd., Class H.	286,777,000	101,633,413
Bank of Communications Co. Ltd., Class A	9,814,973	6,585,199
Bank of Communications Co. Ltd., Class H	30,729,600	17,411,434
Bank of Hangzhou Co. Ltd., Class A	1,441,645	2,718,658
Bank of Jiangsu Co. Ltd., Class A	3,792,910	4,009,635
Bank of Nanjing Co. Ltd., Class A	2,519,446	3,712,699
Bank of Ningbo Co. Ltd., Class A	1,506,879	6,921,095
Bank of Shanghai Co. Ltd., Class A	3,944,042	3,348,912
Baoshan Iron & Steel Co. Ltd., Class A	5,374,173	4,319,033
BeiGene Ltd., ADR(a)	166,594	31,921,076
Beijing Capital International Airport Co. Ltd., Class H(a)	7,540,000	4,891,627
Beijing Enlight Media Co. Ltd., Class A	1,089,195	1,287,859
Beijing Enterprises Holdings Ltd.	1,958,000	6,227,274
Beijing Enterprises Water Group Ltd.(c)	16,482,000	4,401,596
Beijing Kingsoft Office Software Inc., Class A	130,281	4,748,178
Beijing New Building Materials PLC, Class A	464,513	1,748,408
Beijing Roborock Technology Co. Ltd., Class A	52,080	1,923,830
Beijing Shiji Information Technology Co. Ltd., Class A	492,586	1,040,653
Beijing Shunxin Agriculture Co. Ltd., Class A	237,000	986,398

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Tiantan Biological Products Corp. Ltd., Class A	507,514	$1,607,133
Beijing Tongrentang Co. Ltd., Class A	280,200	1,968,556
Beijing United Information Technology Co. Ltd., Class A	29,900	437,609
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	138,093	3,206,866
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	9,521,700	6,698,837
Betta Pharmaceuticals Co. Ltd., Class A	160,343	1,160,500
BGI Genomics Co. Ltd., Class A	150,700	1,297,162
Bilibili Inc.(a)(c)	684,894	11,828,636
BOC Aviation Ltd.(b)(c)	808,900	6,405,209
BOE Technology Group Co. Ltd., Class A	9,275,900	4,748,457
Bosideng International Holdings Ltd.	12,212,000	6,084,801
BYD Co. Ltd., Class A	400,012	15,173,679
BYD Co. Ltd., Class H	3,002,500	76,442,998
BYD Electronic International Co. Ltd.	2,500,000	8,334,195
C&D International Investment Group Ltd.	1,821,000	4,271,020
Caitong Securities Co. Ltd., Class A	2,110,874	2,283,286
CGN Power Co. Ltd., Class H(b)	40,650,000	9,891,955
Changchun High & New Technology Industry Group Inc., Class A	108,094	2,607,627
Changjiang Securities Co. Ltd., Class A	2,683,835	2,152,048
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	94,000	1,770,742
Chaozhou Three-Circle Group Co. Ltd., Class A	601,730	2,595,353
China Cinda Asset Management Co. Ltd., Class H	33,209,000	4,368,872
China CITIC Bank Corp. Ltd., Class H	32,032,800	14,243,787
China Coal Energy Co. Ltd., Class H	7,771,000	7,225,371
China Communications Services Corp. Ltd., Class H	9,606,000	3,311,495
China Conch Venture Holdings Ltd.	6,072,000	13,895,452
China Construction Bank Corp., Class A	2,783,268	2,212,332
China Construction Bank Corp., Class H	349,417,760	211,467,586
China CSSC Holdings Ltd., Class A	1,163,500	4,164,820
China Eastern Airlines Corp. Ltd., Class A(a)	3,114,997	2,377,151
China Energy Engineering Corp. Ltd.	7,564,852	2,643,217
China Everbright Bank Co. Ltd., Class A	10,884,803	4,627,848
China Everbright Bank Co. Ltd., Class H	9,144,000	2,726,095
China Everbright Environment Group Ltd.	13,984,813	6,470,725
China Evergrande Group(a)(c)(d)	13,878,388	1,907,860
China Feihe Ltd.(b)	13,179,000	10,777,857
China Galaxy Securities Co. Ltd., Class A	1,242,600	1,756,488
China Galaxy Securities Co. Ltd., Class H	11,963,500	5,958,857
China Gas Holdings Ltd.	11,054,800	14,148,172
China Greatwall Technology Group Co. Ltd., Class A	1,097,073	1,876,433
China Hongqiao Group Ltd.	8,821,500	8,336,886
China International Capital Corp. Ltd., Class H(b)	5,552,000	10,472,527
China Jinmao Holdings Group Ltd.	20,660,000	4,893,597
China Jushi Co. Ltd., Class A	1,132,740	2,322,076
China Lesso Group Holdings Ltd.	4,275,000	5,240,959
China Life Insurance Co. Ltd., Class A	852,912	4,398,412
China Life Insurance Co. Ltd., Class H	26,166,000	40,111,251
China Literature Ltd.(a)(b)	1,148,200	4,192,129
China Longyuan Power Group Corp. Ltd., Class H	12,416,000	15,312,736
China Medical System Holdings Ltd.	5,215,000	7,638,097
China Meidong Auto Holdings Ltd.	2,302,000	4,381,510
China Mengniu Dairy Co. Ltd.	11,630,000	52,307,971
China Merchants Bank Co. Ltd., Class A	4,656,389	23,263,868

Security	Shares	Value

China (continued)
China Merchants Bank Co. Ltd., Class H	14,155,967	$71,898,859
China Merchants Energy Shipping Co. Ltd. Class A	1,735,300	1,623,576
China Merchants Port Holdings Co. Ltd.	5,154,000	7,522,934
China Merchants Securities Co. Ltd., Class A	1,968,579	3,788,615
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,785,690	3,899,919
China Minsheng Banking Corp. Ltd., Class A	9,833,555	4,922,002
China Minsheng Banking Corp. Ltd., Class H	19,213,048	6,642,316
China National Building Material Co. Ltd., Class H	14,356,000	12,800,416
China National Chemical Engineering Co. Ltd., Class A	1,771,267	2,125,019
China National Nuclear Power Co. Ltd., Class A	4,523,200	4,027,132
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	896,754	3,353,093
China Oilfield Services Ltd., Class H	6,828,000	8,631,771
China Overseas Land & Investment Ltd.	13,657,460	37,319,358
China Overseas Property Holdings Ltd.	4,860,000	5,417,974
China Pacific Insurance Group Co. Ltd., Class A	1,804,207	6,273,693
China Pacific Insurance Group Co. Ltd., Class H	9,220,000	20,998,690
China Petroleum & Chemical Corp., Class A	8,475,089	5,459,406
China Petroleum & Chemical Corp., Class H	91,930,800	43,399,972
China Power International Development Ltd.	20,243,000	7,875,251
China Railway Group Ltd., Class A	5,060,000	4,240,918
China Railway Group Ltd., Class H	15,034,000	8,485,923
China Resources Beer Holdings Co. Ltd.	5,924,000	41,048,941
China Resources Cement Holdings Ltd.	9,376,000	5,089,416
China Resources Gas Group Ltd.	3,408,500	12,102,339
China Resources Land Ltd.	11,435,333	53,116,146
China Resources Microelectronics Ltd.	85,800	646,564
China Resources Mixc Lifestyle Services Ltd.(b)	2,446,600	11,681,626
China Resources Pharmaceutical Group Ltd.(b)	4,240,500	3,474,507
China Resources Power Holdings Co. Ltd.	7,150,999	13,330,327
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	316,999	2,664,133
China Ruyi Holdings Ltd.(a)(c)	17,220,000	3,844,161
China Shenhua Energy Co. Ltd., Class A	1,655,739	7,232,968
China Shenhua Energy Co. Ltd., Class H	12,291,500	38,096,913
China Southern Airlines Co. Ltd., Class A(a)	3,306,200	3,511,255
China Southern Airlines Co. Ltd., Class H(a)(c)	5,998,000	3,581,962
China State Construction Engineering Corp. Ltd., Class A	9,618,871	8,073,200
China State Construction International Holdings Ltd.	7,684,000	9,278,675
China Suntien Green Energy Corp. Ltd., Class H	49,000	20,434
China Taiping Insurance Holdings Co. Ltd.	5,271,060	5,394,927
China Three Gorges Renewables Group Co. Ltd., Class A	6,684,825	5,529,144
China Tourism Group Duty Free Corp. Ltd.(a)(b)	199,600	5,013,669
China Tourism Group Duty Free Corp. Ltd., Class A	435,632	12,392,651
China Tower Corp. Ltd., Class H(b)	161,682,000	17,486,317
China Traditional Chinese Medicine Holdings Co. Ltd.	10,462,000	5,245,463
China United Network Communications Ltd., Class A	8,178,900	5,136,865
China Vanke Co. Ltd., Class A	2,373,966	6,347,407
China Vanke Co. Ltd., Class H	5,854,031	12,150,459
China Yangtze Power Co. Ltd., Class A	5,213,815	15,730,339
China Zhenhua Group Science & Technology Co. Ltd., Class A	165,100	2,694,638
China Zheshang Bank Co. Ltd., Class A(a)	5,388,100	2,262,100

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chinasoft International Ltd.	10,484,000	$9,058,464
Chongqing Brewery Co. Ltd., Class A	133,000	2,098,704
Chongqing Changan Automobile Co. Ltd., Class A	1,922,217	3,720,239
Chongqing Zhifei Biological Products Co. Ltd., Class A	370,876	4,807,810
CITIC Ltd.	21,268,000	21,803,279
CITIC Securities Co. Ltd., Class A	3,088,618	8,751,945
CITIC Securities Co. Ltd., Class H	7,390,600	14,882,725
CMOC Group Ltd., Class A	4,995,898	3,327,956
CMOC Group Ltd., Class H	11,745,000	5,502,301
Contemporary Amperex Technology Co. Ltd., Class A	530,730	29,473,292
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	290,800	634,717
COSCO SHIPPING Holdings Co. Ltd., Class A	2,959,364	5,358,465
COSCO SHIPPING Holdings Co. Ltd., Class H	11,589,849	12,675,766
COSCO SHIPPING Ports Ltd.(c)	7,266,000	5,516,870
Country Garden Holdings Co. Ltd.(c)	34,305,939	13,417,112
Country Garden Services Holdings Co. Ltd.	7,044,000	17,613,323
CRRC Corp. Ltd., Class A	6,741,300	5,149,594
CRRC Corp. Ltd., Class H	15,928,000	6,565,188
CSC Financial Co. Ltd., Class A	1,152,133	4,045,759
CSPC Pharmaceutical Group Ltd.	32,864,479	42,339,852
Dali Foods Group Co. Ltd.(b)	8,300,000	3,926,311
Daqin Railway Co. Ltd., Class A	3,797,700	3,700,568
Daqo New Energy Corp., ADR(a)(c)	218,440	12,431,420
DHC Software Co. Ltd., Class A	1,956,898	1,664,856
Dongfang Electric Corp. Ltd., Class A	278,700	955,572
Dongfeng Motor Group Co. Ltd., Class H	10,604,000	5,973,844
Dongxing Securities Co. Ltd., Class A	1,617,997	1,907,090
Dongyue Group Ltd.	5,501,000	6,159,043
East Money Information Co. Ltd., Class A	2,984,399	7,958,652
Ecovacs Robotics Co. Ltd., Class A	134,653	1,384,208
ENN Energy Holdings Ltd.	2,909,700	41,233,514
Eve Energy Co. Ltd., Class A	463,653	5,569,998
Everbright Securities Co. Ltd., Class A	952,283	2,194,731
Fangda Carbon New Material Co. Ltd., Class A(a)	1,238,434	1,139,401
Far East Horizon Ltd.	5,784,000	4,401,477
First Capital Securities Co. Ltd., Class A	1,949,100	1,668,225
Flat Glass Group Co. Ltd., Class A	441,800	2,223,479
Flat Glass Group Co. Ltd., Class H	1,523,000	3,994,757
Focus Media Information Technology Co. Ltd., Class A	3,633,978	3,124,988
Foshan Haitian Flavouring & Food Co. Ltd., Class A	875,350	8,762,632
Fosun International Ltd.	9,308,500	7,116,049
Founder Securities Co. Ltd., Class A	3,014,587	2,914,506
Foxconn Industrial Internet Co. Ltd., Class A	2,544,297	3,321,300
Fuyao Glass Industry Group Co. Ltd., Class A	482,172	2,556,217
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,209,600	9,797,573
Ganfeng Lithium Co. Ltd., Class H(b)(c)	1,307,680	11,571,641
Ganfeng Lithium Group Co. Ltd., Class A	397,873	4,656,461
GCL System Integration Technology Co. Ltd., Class A(a)	1,988,200	919,692
GCL-Poly Energy Holdings Ltd.(a)	68,976,000	21,546,859
GD Power Development Co. Ltd., Class A(a)	4,681,100	3,023,051
GDS Holdings Ltd., Class A(a)	3,429,900	6,577,608
Geely Automobile Holdings Ltd.	22,039,000	32,935,365
GEM Co. Ltd., Class A.	1,705,200	1,992,454
Gemdale Corp., Class A	1,105,730	1,837,427
Genscript Biotech Corp.(a)	4,304,000	11,147,777

Security	Shares	Value

China (continued)
GF Securities Co. Ltd., Class A	1,394,694	$3,205,497
GF Securities Co. Ltd., Class H	4,099,400	5,980,767
GigaDevice Semiconductor Inc., Class A	170,394	2,462,239
Ginlong Technologies Co. Ltd., Class A(a)	97,700	2,783,707
GoerTek Inc., Class A	844,200	2,196,521
Gotion High-tech Co. Ltd., Class A	450,023	2,071,986
Great Wall Motor Co. Ltd., Class A	615,400	2,832,503
Great Wall Motor Co. Ltd., Class H	11,135,500	16,536,389
Gree Electric Appliances Inc. of Zhuhai, Class A	708,200	3,262,303
Greentown China Holdings Ltd.	3,218,000	5,530,977
Greentown Service Group Co. Ltd.	4,870,000	3,363,413
Guangdong Haid Group Co. Ltd., Class A	419,427	3,374,212
Guangdong Investment Ltd.	10,940,110	10,087,528
Guanghui Energy Co. Ltd., Class A	1,761,400	2,683,808
Guangzhou Automobile Group Co. Ltd., Class A	1,166,900	2,064,680
Guangzhou Automobile Group Co. Ltd., Class H	10,843,838	7,841,271
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	585,696	2,450,213
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	133,784	1,304,504
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	173,491	1,520,642
Guangzhou Tinci Materials Technology Co. Ltd., Class A	467,000	3,030,047
Guosen Securities Co. Ltd., Class A	2,203,451	2,869,491
Guotai Junan Securities Co. Ltd., Class A	2,222,440	4,432,475
H World Group Ltd., ADR	710,232	27,187,681
Haidilao International Holding Ltd.(a)(b)	4,049,000	10,150,854
Haier Smart Home Co. Ltd., Class A	1,518,841	5,343,292
Haier Smart Home Co. Ltd., Class H	8,270,600	27,525,844
Haitian International Holdings Ltd.	2,662,000	6,939,287
Haitong Securities Co. Ltd., Class A	2,915,100	3,714,079
Haitong Securities Co. Ltd., Class H	9,126,400	5,645,893
Hangzhou First Applied Material Co. Ltd., Class A	347,680	2,979,539
Hangzhou Robam Appliances Co. Ltd., Class A	334,264	1,246,446
Hangzhou Silan Microelectronics Co. Ltd., Class A	362,500	1,901,306
Hangzhou Tigermed Consulting Co. Ltd., Class A	137,000	1,748,981
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	399,100	3,821,591
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,494,000	8,531,359
Henan Shuanghui Investment & Development Co. Ltd., Class A	870,000	3,136,548
Hengan International Group Co. Ltd.	2,400,500	11,064,971
Hengli Petrochemical Co. Ltd., Class A	1,452,491	3,481,917
Hengyi Petrochemical Co. Ltd., Class A	1,511,949	1,549,373
Hithink RoyalFlush Information Network Co. Ltd., Class A	156,000	2,255,545
Hopson Development Holdings Ltd.	278,506	317,231
Hoshine Silicon Industry Co. Ltd., Class A	134,100	1,721,821
Hua Hong Semiconductor Ltd.(a)(b)	2,198,000	7,753,447
Huadong Medicine Co. Ltd., Class A	482,605	2,839,486
Huafon Chemical Co. Ltd., Class A	1,655,500	1,715,683
Hualan Biological Engineering Inc., Class A	523,583	1,531,800
Huaneng Power International Inc., Class A(a)	2,132,000	2,360,943
Huaneng Power International Inc., Class H(a)(c)	14,712,000	6,840,860
Huatai Securities Co. Ltd., Class A	2,233,209	4,169,373
Huatai Securities Co. Ltd., Class H(b)	4,773,800	5,547,292
Huaxia Bank Co. Ltd., Class A	3,659,980	2,729,708
Huaxin Cement Co. Ltd., Class A.	445,006	985,498
Huayu Automotive Systems Co. Ltd., Class A	842,868	2,226,789
Huizhou Desay Sv Automotive Co. Ltd., Class A	143,000	2,265,348

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hundsun Technologies Inc., Class A	538,237	$3,078,590
Hutchmed China Ltd., ADR(a)	9,776	118,583
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	1,251,600	8,021,806
Iflytek Co. Ltd., Class A	601,319	2,778,174
Imeik Technology Development Co. Ltd., Class A	64,400	4,430,981
Industrial & Commercial Bank of China Ltd., Class A	14,924,562	9,119,403
Industrial & Commercial Bank of China Ltd., Class H	204,052,085	102,270,588
Industrial Bank Co. Ltd., Class A	4,643,522	11,734,179
Industrial Securities Co. Ltd., Class A(a)	2,663,076	2,312,270
Ingenic Semiconductor Co. Ltd., Class A	133,300	1,514,585
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	11,712,100	3,326,546
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,696,700	1,615,325
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,540,770	6,324,538
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,219,600	6,261,667
Innovent Biologics Inc.(a)(b)(c)	3,785,500	15,287,073
Inspur Electronic Information Industry Co. Ltd., Class A	615,990	1,962,989
iQIYI Inc., ADR(a)(c)	991,067	2,943,469
JA Solar Technology Co. Ltd., Class A	537,700	4,505,469
Jafron Biomedical Co. Ltd., Class A	239,156	1,085,213
JCET Group Co. Ltd., Class A	579,800	2,077,581
JD Health International Inc.(a)(b)(c)	4,081,800	36,673,347
JD.com Inc., Class A	7,835,454	223,684,741
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,037,700	1,975,172
Jiangsu Expressway Co. Ltd., Class H.	5,046,000	4,545,825
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	27,580	1,345,760
Jiangsu Hengli Hydraulic Co. Ltd., Class A	356,388	3,344,832
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,488,341	8,461,276
Jiangsu King’s Luck Brewery JSC Ltd., Class A	355,086	2,129,443
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	352,550	7,154,104
Jiangsu Zhongtian Technology Co. Ltd., Class A	836,224	2,003,596
Jiangxi Copper Co. Ltd., Class A	927,800	2,312,960
Jiangxi Copper Co. Ltd., Class H	3,917,000	5,733,506
JiuGui Liquor Co. Ltd., Class A	95,400	1,626,295
Jiumaojiu International Holdings Ltd.(b)(c)	2,713,000	6,966,386
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	285,625	1,506,809
JOYY Inc., ADR	174,423	5,312,925
Juewei Food Co. Ltd., Class A	200,414	1,638,190
Kanzhun Ltd., ADR(a)(c)	639,076	12,027,410
KE Holdings Inc., ADR(a)(c)	2,413,793	40,841,378
Kingboard Holdings Ltd.	2,490,000	8,243,014
Kingboard Laminates Holdings Ltd.	3,610,000	3,811,713
Kingdee International Software Group Co. Ltd.(a)(c)	9,579,000	16,164,754
Kingfa Sci & Tech Co. Ltd., Class A	1,034,400	1,484,233
Kingsoft Corp. Ltd.	3,543,600	11,322,639
Koolearn Technology Holding Ltd.(a)(b)	1,218,500	6,395,957
Kuaishou Technology(a)(b)	6,360,600	47,922,636
Kunlun Energy Co. Ltd.	14,580,000	11,311,827
Kweichow Moutai Co. Ltd., Class A	277,387	63,367,477
LB Group Co. Ltd., Class A	687,000	1,757,811
Legend Biotech Corp., ADR(a)	179,407	9,241,255
Lenovo Group Ltd.	26,554,000	22,678,332
Lens Technology Co. Ltd., Class A	1,326,100	2,022,034
Lepu Medical Technology Beijing Co. Ltd., Class A	583,035	1,884,779

Security	Shares	Value

China (continued)
Li Auto Inc.(a)	42,700	$426,675
Li Auto Inc., ADR(a)	1,935,445	42,579,790
Li Ning Co. Ltd.	8,629,500	69,350,950
Lingyi iTech Guangdong Co., Class A(a)	2,854,180	2,009,106
Longfor Group Holdings Ltd.(b)(c)	6,633,500	20,210,850
LONGi Green Energy Technology Co. Ltd., Class A	1,712,771	11,262,884
Lufax Holding Ltd., ADR	2,556,224	4,754,577
Luxshare Precision Industry Co. Ltd., Class A	1,630,146	7,303,249
Luzhou Laojiao Co. Ltd., Class A	330,839	8,863,434
Mango Excellent Media Co. Ltd., Class A	458,600	1,654,717
Maxscend Microelectronics Co. Ltd., Class A	137,744	2,277,663
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,386,680	1,055,885
Meituan, Class B(a)(b)	16,046,900	345,923,839
Metallurgical Corp. of China Ltd., Class A	5,035,390	2,391,245
Microport Scientific Corp.(a)(c)	2,411,800	5,795,812
Ming Yang Smart Energy Group Ltd., Class A	537,400	2,056,025
Minth Group Ltd.	2,822,000	7,680,581
Montage Technology Co. Ltd., Class A.	295,400	2,849,498
Muyuan Foods Co. Ltd., Class A	1,197,139	8,195,986
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	523,653	1,309,262
Nanjing Securities Co. Ltd., Class A	1,740,800	2,123,378
NARI Technology Co. Ltd., Class A	1,655,445	6,287,612
National Silicon Industry Group Co. Ltd., Class A(a)	640,800	1,767,463
NAURA Technology Group Co. Ltd., Class A	126,400	4,076,351
NavInfo Co. Ltd., Class A	774,600	1,309,863
NetEase Inc.	7,232,550	104,572,773
New China Life Insurance Co. Ltd., Class A	579,002	2,365,312
New China Life Insurance Co. Ltd., Class H	2,792,700	6,555,440
New Hope Liuhe Co. Ltd., Class A(a)	1,201,297	2,330,165
New Oriental Education & Technology Group Inc.(a)	5,584,000	16,042,206
Nine Dragons Paper Holdings Ltd.	6,372,000	5,092,233
Ninestar Corp., Class A	453,538	3,492,463
Ningbo Deye Technology Co. Ltd., NVS	64,000	3,318,782
Ningbo Joyson Electronic Corp., Class A(a)	411,500	882,223
Ningbo Orient Wires & Cables Co. Ltd.	147,800	1,488,393
Ningbo Shanshan Co. Ltd.	584,700	1,617,039
Ningbo Tuopu Group Co. Ltd., Class A	283,100	2,748,304
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,664,400	3,147,024
NIO Inc., ADR(a)(c)	4,904,767	62,682,922
Nongfu Spring Co. Ltd., Class H(b)(c)	6,489,000	37,872,976
OFILM Group Co. Ltd., Class A(a)	1,187,665	865,866
Oppein Home Group Inc., Class A	135,700	2,107,645
Orient Overseas International Ltd.(c)	478,500	9,092,136
Orient Securities Co. Ltd., Class A	2,062,134	2,630,603
Ovctek China Inc., Class A	239,300	1,085,607
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,317,100	1,011,220
People’s Insurance Co. Group of China Ltd. (The), Class A	2,275,800	1,756,912
People’s Insurance Co. Group of China Ltd. (The), Class H	26,545,000	8,958,245
Perfect World Co. Ltd., Class A	582,500	1,141,339
PetroChina Co. Ltd., Class A	4,928,800	3,684,132
PetroChina Co. Ltd., Class H	73,966,000	33,656,876
Pharmaron Beijing Co. Ltd., Class	267,400	2,476,172
Pharmaron Beijing Co. Ltd., Class H(b)	689,400	3,988,726
PICC Property & Casualty Co. Ltd., Class H	25,161,192	25,490,986

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pinduoduo Inc., ADR(a)	1,840,902	$151,027,600
Ping An Bank Co. Ltd., Class A	4,241,467	7,914,931
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,855,400	4,716,504
Ping An Insurance Group Co. of China Ltd., Class A	2,550,684	16,398,858
Ping An Insurance Group Co. of China Ltd., Class H	22,833,500	140,974,090
Poly Developments and Holdings Group Co. Ltd., Class A	2,735,684	6,462,490
Pop Mart International Group Ltd.(b)(c)	2,042,200	4,643,538
Postal Savings Bank of China Co. Ltd., Class A	6,518,400	4,151,589
Postal Savings Bank of China Co. Ltd., Class H(b)(c)	28,416,000	17,185,245
Power Construction Corp. of China Ltd., Class A	3,606,400	3,937,826
Pylon Technologies Co. Ltd., NVS	56,848	2,659,261
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,234,100	4,477,001
Rongsheng Petrochemical Co. Ltd., Class A	2,473,558	4,377,785
SAIC Motor Corp. Ltd., Class A	1,889,006	4,095,632
Sangfor Technologies Inc., Class A	119,800	1,928,489
Sany Heavy Equipment International Holdings Co. Ltd.	4,550,000	4,869,898
Sany Heavy Industry Co. Ltd., Class A	2,026,752	4,601,961
Satellite Chemical Co. Ltd., Class A	1,043,334	2,171,982
SDIC Power Holdings Co. Ltd., Class A	2,175,690	3,407,041
Seazen Holdings Co. Ltd., Class A(a)	522,573	1,708,497
SF Holding Co. Ltd., Class A	1,102,035	8,383,329
SG Micro Corp., Class A	101,786	2,582,673
Shaanxi Coal Industry Co. Ltd., Class A	2,446,976	7,045,402
Shandong Gold Mining Co. Ltd., Class A	1,190,936	3,472,945
Shandong Gold Mining Co. Ltd., Class H(b)(c)	2,398,250	4,722,652
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	650,280	3,087,728
Shandong Linglong Tyre Co. Ltd., Class A	432,600	1,240,218
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,230,800	13,530,350
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	338,472	1,763,195
Shanghai Baosight Software Co. Ltd., Class A	433,280	2,434,278
Shanghai Baosight Software Co. Ltd., Class B	2,021,631	6,102,740
Shanghai Construction Group Co. Ltd., Class A	3,106,352	1,233,309
Shanghai Electric Group Co. Ltd., Class A(a)	4,537,900	2,739,117
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	530,700	2,824,351
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,764,500	5,897,440
Shanghai Fudan Microelectronics Group Co. Ltd.	161,066	1,741,075
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	804,000	3,751,887
Shanghai International Airport Co. Ltd., Class A(a)	285,498	2,268,938
Shanghai International Port Group Co. Ltd., Class A	2,807,999	2,180,297
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	161,600	1,526,398
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,717,706	3,792,819
Shanghai M&G Stationery Inc., Class A	270,537	1,840,452
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	767,800	2,115,689
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,724,500	4,543,080
Shanghai Pudong Development Bank Co. Ltd., Class A	6,875,722	7,059,889
Shanghai Putailai New Energy Technology Co. Ltd., Class A	368,600	2,934,370

Security	Shares	Value

China (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	2,324,500	$1,838,941
Shanghai Rural Commercial Bank Co. Ltd.	1,642,200	1,377,346
Shanxi Coking Coal Energy Group Co. Ltd., Class A	927,700	1,755,298
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	642,900	1,739,898
Shanxi Meijin Energy Co. Ltd., Class A	1,161,000	1,637,540
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	270,100	9,873,692
Shengyi Technology Co. Ltd., Class A	756,000	1,628,506
Shennan Circuits Co. Ltd., Class A	142,740	1,545,127
Shenwan Hongyuan Group Co. Ltd., Class A	6,223,070	3,668,832
Shenzhen Dynanonic Co. Ltd.	47,700	1,545,002
Shenzhen Inovance Technology Co. Ltd., Class A	663,897	6,691,990
Shenzhen International Holdings Ltd.	4,641,000	4,299,536
Shenzhen Kangtai Biological Products Co. Ltd., Class A	277,835	1,370,150
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	270,832	12,603,210
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,189,100	1,830,976
Shenzhen Transsion Holding Co. Ltd., Class A	188,801	2,093,796
Shenzhou International Group Holdings Ltd.	3,029,800	27,353,368
Shimao Group Holdings Ltd.(a)(c)(d)	4,704,500	1,093,010
Sichuan Chuantou Energy Co. Ltd., Class A	1,325,360	2,250,540
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	633,578	2,132,345
Sichuan Road & Bridge Co. Ltd., Class A	1,032,700	1,719,103
Sichuan Swellfun Co. Ltd., Class A	135,593	1,210,747
Sino Biopharmaceutical Ltd.	38,006,750	22,499,503
Sinoma Science & Technology Co. Ltd., Class A	530,700	1,776,464
Sinopharm Group Co. Ltd., Class H	4,966,000	11,781,391
Skshu Paint Co. Ltd., Class A(a)	110,640	1,902,935
Smoore International Holdings Ltd.(b)(c)	6,631,000	10,387,924
Songcheng Performance Development Co. Ltd., Class A	842,918	1,723,852
StarPower Semiconductor Ltd., Class A	45,500	2,208,701
Sunac China Holdings Ltd.(a)(d)	12,385,000	2,557,723
Sungrow Power Supply Co. Ltd., Class A	344,700	5,732,024
Sunny Optical Technology Group Co. Ltd.	2,609,300	31,063,344
Sunwoda Electronic Co. Ltd., Class A	481,400	1,686,684
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	589,900	2,189,257
Suzhou Maxwell Technologies Co. Ltd., Class A	54,900	3,370,208
TAL Education Group, ADR(a)	1,599,233	9,547,421
TBEA Co. Ltd., Class A	980,000	3,022,724
TCL Technology Group Corp., Class A	3,901,155	2,247,299
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	762,293	4,553,924
Tencent Holdings Ltd.	22,703,300	858,554,660
Tencent Music Entertainment Group, ADR(a)	2,573,797	18,042,317
Thunder Software Technology Co. Ltd., Class A	128,187	2,111,933
Tianma Microelectronics Co. Ltd., Class A	536,523	702,310
Tianqi Lithium Corp., Class A(a)	342,900	4,478,487
Tingyi Cayman Islands Holding Corp.	7,250,000	11,857,711
Tongcheng Travel Holdings Ltd.(a)(c)	4,613,200	10,044,397
Tongkun Group Co. Ltd., Class A	796,700	1,606,973
Tongwei Co. Ltd., Class A	1,008,784	6,246,729
Topchoice Medical Corp., Class A(a)	91,900	1,659,701
Topsports International Holdings Ltd.(b)	6,947,000	4,460,951
TravelSky Technology Ltd., Class H	3,646,000	7,407,874
Trina Solar Co. Ltd.	530,686	4,910,432
Trip.com Group Ltd., ADR(a)(c)	1,985,022	63,421,453

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tsingtao Brewery Co. Ltd., Class A	174,300	$2,524,160
Tsingtao Brewery Co. Ltd., Class H	2,212,000	20,939,971
Unigroup Guoxin Microelectronics Co. Ltd., Class A	216,839	4,080,491
Uni-President China Holdings Ltd.	5,184,000	4,550,300
Unisplendour Corp. Ltd., Class A	810,854	2,194,954
Vinda International Holdings Ltd.	1,553,000	4,042,997
Vipshop Holdings Ltd., ADR(a)	1,596,876	17,805,167
Walvax Biotechnology Co. Ltd., Class A	398,047	2,417,203
Wanhua Chemical Group Co. Ltd., Class A	744,791	9,512,707
Want Want China Holdings Ltd.	17,941,000	12,178,409
Weibo Corp., ADR(a)	251,926	4,015,700
Weichai Power Co. Ltd., Class A	1,966,044	3,020,213
Weichai Power Co. Ltd., Class H	6,784,800	9,027,246
Wens Foodstuffs Group Co. Ltd., Class A	1,646,070	4,212,530
Western Securities Co. Ltd., Class A	2,257,710	2,065,245
Western Superconducting Technologies Co. Ltd., Class A	168,866	2,362,201
Will Semiconductor Co. Ltd. Shanghai, Class A	275,170	3,212,719
Wingtech Technology Co. Ltd., Class A	303,700	2,402,104
Wuhan Guide Infrared Co. Ltd., Class A	1,176,540	1,966,661
Wuliangye Yibin Co. Ltd., Class A	866,928	19,552,045
WUS Printed Circuit Kunshan Co. Ltd., Class A	653,203	1,190,444
WuXi AppTec Co. Ltd., Class A.	630,829	7,093,510
WuXi AppTec Co. Ltd., Class H(b)(c)	1,236,270	12,465,781
Wuxi Biologics Cayman Inc., New(a)(b)	13,107,000	85,899,749
Wuxi Shangji Automation Co. Ltd., Class A	111,080	1,858,681
XCMG Construction Machinery Co. Ltd., Class A	2,942,469	2,215,096
Xiaomi Corp., Class B(a)(b)	55,650,200	75,403,689
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,368,493	2,257,703
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,498,646	2,708,108
Xinyi Solar Holdings Ltd.	17,982,000	21,099,683
XPeng Inc., ADR(a)	1,496,238	16,174,333
Xtep International Holdings Ltd.(c)	4,895,000	5,626,480
Yadea Group Holdings Ltd.(b)	4,638,000	8,799,177
Yankuang Energy Group Co. Ltd., Class A	610,000	3,537,783
Yankuang Energy Group Co. Ltd., Class H	5,542,800	18,611,051
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	292,098	1,307,455
Yealink Network Technology Corp. Ltd., Class A	266,130	2,416,315
Yifeng Pharmacy Chain Co. Ltd., Class A	246,836	2,291,701
Yihai International Holding Ltd.(c)	1,810,000	5,694,913
Yihai Kerry Arawana Holdings Co. Ltd., Class A	357,900	2,109,966
YongXing Special Materials Technology Co. Ltd., Class A	120,100	1,818,895
Yonyou Network Technology Co. Ltd., Class A	884,151	2,899,154
YTO Express Group Co. Ltd., Class A	877,800	2,427,931
Yuexiu Property Co. Ltd.	4,724,000	5,995,662
Yum China Holdings Inc.(c)	1,537,177	84,729,196
Yunda Holding Co. Ltd., Class A	867,404	1,522,525
Yunnan Baiyao Group Co. Ltd., Class A	467,821	3,774,562
Yunnan Energy New Material Co. Ltd., Class A	224,800	4,018,194
Zai Lab Ltd., ADR(a)	321,414	12,393,724
Zangge Mining Co. Ltd.	263,500	1,151,009
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	142,450	5,190,105
Zhaojin Mining Industry Co. Ltd., Class H(a)(c)	4,531,000	5,066,190
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,230,698	1,255,718

Security	Shares	Value

China (continued)
Zhejiang Chint Electrics Co. Ltd., Class A	559,623	$2,301,552
Zhejiang Dahua Technology Co. Ltd., Class A	929,184	1,581,291
Zhejiang Expressway Co. Ltd., Class H	5,464,000	4,080,299
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	487,204	1,403,578
Zhejiang Huayou Cobalt Co. Ltd., Class A	398,615	3,575,288
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	323,200	2,991,276
Zhejiang NHU Co. Ltd., Class A	822,987	2,317,230
Zhejiang Supcon Technology Co. Ltd.	148,901	1,921,474
Zhejiang Supor Co. Ltd., Class A	175,682	1,150,577
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	176,447	1,277,381
Zheshang Securities Co. Ltd., Class A	1,269,600	1,941,952
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	2,587,300	6,777,296
Zhongji Innolight Co. Ltd., Class A	289,300	1,189,285
Zhongsheng Group Holdings Ltd.(c)	2,263,000	11,674,394
Zhuzhou CRRC Times Electric Co. Ltd.	1,997,900	9,282,717
Zijin Mining Group Co. Ltd., Class A	5,167,900	7,295,831
Zijin Mining Group Co. Ltd., Class H	20,684,000	27,453,137
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,357,854	1,965,576
ZTE Corp., Class A	908,800	3,197,952
ZTE Corp., Class H	2,188,600	4,794,732
ZTO Express Cayman Inc., ADR	1,483,511	37,191,621
		7,163,766,929
Colombia — 0.1%
Bancolombia SA	921,554	7,635,079
Interconexion Electrica SA ESP	1,667,159	6,733,554
		14,368,633
Czech Republic — 0.1%
CEZ AS	597,146	20,520,306
Komercni Banka AS	254,927	7,569,429
Moneta Money Bank AS(b)	1,186,679	3,650,153
		31,739,888
Egypt — 0.1%
Commercial International Bank Egypt SAE	9,268,992	15,191,464
Eastern Co. SAE	4,113,823	2,161,730
Egyptian Financial Group-Hermes Holding Co.(a)	756,246	467,093
		17,820,287
Greece — 0.3%
Alpha Services and Holdings SA(a)	8,196,046	8,819,979
Eurobank Ergasias Services and Holdings SA, Class A(a)	9,602,019	11,073,890
FF Group(a)(d)	246,892	3
Hellenic Telecommunications Organization SA	672,845	10,408,653
JUMBO SA	426,874	6,817,616
Mytilineos SA	389,142	7,342,667
National Bank of Greece SA(a)	2,035,667	8,374,772
OPAP SA	675,654	9,355,419
Public Power Corp. SA(a)	803,606	5,584,517
Terna Energy SA	154,158	3,128,128
		70,905,644
Hong Kong — 0.0%
Chow Tai Fook Jewellery Group Ltd.	6,600,400	11,542,957

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,499,075	10,852,408
OTP Bank Nyrt	799,022	22,030,438

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	511,350	$11,000,354
		43,883,200
India — 14.9%
ABB India Ltd.	160,568	5,916,486
ACC Ltd.	273,986	8,657,818
Adani Enterprises Ltd.	1,038,410	50,224,606
Adani Green Energy Ltd.(a)	1,156,297	30,321,564
Adani Ports & Special Economic Zone Ltd.	1,898,701	20,658,682
Adani Power Ltd.(a)	2,815,929	11,564,790
Adani Total Gas Ltd.	1,008,155	45,383,072
Adani Transmission Ltd.(a)	1,018,047	36,693,457
Ambuja Cements Ltd.	2,194,191	15,463,430
Apollo Hospitals Enterprise Ltd.	370,865	21,639,754
Asian Paints Ltd.	1,390,388	54,271,534
AU Small Finance Bank Ltd.(b)	583,731	4,625,340
Aurobindo Pharma Ltd.	923,447	5,335,073
Avenue Supermarts Ltd.(a)(b)	589,116	29,315,211
Axis Bank Ltd.	8,090,598	89,936,777
Bajaj Auto Ltd.	248,350	11,456,963
Bajaj Finance Ltd.	994,881	82,701,531
Bajaj Finserv Ltd.	1,420,340	28,619,532
Bajaj Holdings & Investment Ltd.	68,174	5,269,790
Balkrishna Industries Ltd.	292,943	7,378,239
Bandhan Bank Ltd.(a)(b)	2,407,165	7,072,377
Berger Paints India Ltd.	912,891	6,992,842
Bharat Electronics Ltd	13,648,646	17,725,872
Bharat Forge Ltd.	903,347	9,580,259
Bharat Petroleum Corp. Ltd.	3,080,243	12,947,071
Bharti Airtel Ltd.	8,001,983	83,622,946
Biocon Ltd.	1,481,293	5,160,600
Britannia Industries Ltd.	395,994	21,256,841
Cholamandalam Investment and Finance Co. Ltd.	1,530,378	13,506,840
Cipla Ltd.	1,760,310	24,765,210
Coal India Ltd.	5,626,424	15,854,692
Colgate-Palmolive India Ltd.	441,449	8,853,854
Container Corp. of India Ltd.	960,408	9,157,516
Dabur India Ltd.	2,217,766	16,086,365
Divi’s Laboratories Ltd.	481,747	20,242,790
DLF Ltd.	2,342,978	11,653,312
Dr. Reddy’s Laboratories Ltd.	418,736	23,156,910
Eicher Motors Ltd.	499,303	21,414,738
GAIL India Ltd.	8,487,489	9,949,658
Godrej Consumer Products Ltd.(a)	1,481,729	16,106,410
Godrej Properties Ltd.(a)	466,185	7,533,791
Grasim Industries Ltd.	982,183	21,261,721
Havells India Ltd.	932,487	14,413,333
HCL Technologies Ltd.	3,893,341	54,041,799
HDFC Life Insurance Co. Ltd.(b)	3,442,172	25,043,718
Hero MotoCorp Ltd.	394,835	13,888,706
Hindalco Industries Ltd.	5,027,458	28,204,407
Hindustan Petroleum Corp. Ltd.	2,335,733	6,893,230
Hindustan Unilever Ltd.	2,999,758	99,103,074
Housing Development Finance Corp. Ltd.	6,238,709	207,374,537
ICICI Bank Ltd.	18,776,302	219,994,629
ICICI Lombard General Insurance Co. Ltd.(b)	839,428	12,534,795
ICICI Prudential Life Insurance Co. Ltd.(b).	1,274,607	7,476,699
Indian Hotels Co. Ltd. (The)	2,765,826	10,924,225
Indian Oil Corp. Ltd.	10,086,602	9,544,356
Indian Railway Catering & Tourism Corp. Ltd.	904,701	8,213,838
Indraprastha Gas Ltd.	1,066,742	5,805,073

Security	Shares	Value

India (continued)
Indus Towers Ltd.	2,427,063	$5,992,354
Info Edge India Ltd.	263,586	13,065,867
Infosys Ltd.	12,178,381	247,536,676
InterGlobe Aviation Ltd.(a)(b)	354,879	8,465,022
ITC Ltd.	10,737,062	44,978,920
Jindal Steel & Power Ltd.	1,543,729	10,261,107
JSW Steel Ltd.	2,691,829	24,723,148
Jubilant Foodworks Ltd.	1,418,239	9,604,532
Kotak Mahindra Bank Ltd.	1,998,407	47,924,696
Larsen & Toubro Infotech Ltd.(b)	172,032	10,347,741
Larsen & Toubro Infotech Ltd., NVS	155,183	9,220,207
Larsen & Toubro Ltd.	2,509,634	64,140,610
Lupin Ltd.	697,318	6,576,130
Mahindra & Mahindra Ltd.	3,176,471	51,099,540
Marico Ltd.	1,884,811	11,765,262
Maruti Suzuki India Ltd.	438,748	48,512,488
Mphasis Ltd.	307,131	7,697,406
MRF Ltd.	7,082	8,170,131
Muthoot Finance Ltd.	447,352	5,961,671
Nestle India Ltd.	121,255	30,109,095
NTPC Ltd.	14,258,429	30,211,277
Oil & Natural Gas Corp. Ltd.	9,103,251	15,950,353
Page Industries Ltd.	22,740	13,288,458
Petronet LNG Ltd.	2,760,175	7,239,329
PI Industries Ltd.	292,803	12,637,388
Pidilite Industries Ltd.	557,341	18,869,524
Power Grid Corp. of India Ltd.	11,380,903	31,401,183
Reliance Industries Ltd.	11,037,289	371,266,812
Samvardhana Motherson International Ltd.	7,084,166	6,560,061
SBI Cards & Payment Services Ltd.	872,711	8,878,630
SBI Life Insurance Co. Ltd.(b)	1,640,294	25,876,402
Shree Cement Ltd.	39,651	11,676,909
Shriram Transport Finance Co. Ltd.	886,739	14,759,759
Siemens Ltd.	273,236	9,345,539
SRF Ltd.	548,435	16,017,324
State Bank of India	6,484,803	48,199,878
Sun Pharmaceutical Industries Ltd.	3,484,043	44,927,036
Tata Consultancy Services Ltd.	3,290,387	138,181,369
Tata Consumer Products Ltd.	2,055,659	20,707,223
Tata Elxsi Ltd.	126,180	11,000,846
Tata Motors Ltd.(a)	5,976,711	32,584,672
Tata Power Co. Ltd. (The)	5,318,472	14,775,834
Tata Steel Ltd.	25,761,784	34,483,437
Tech Mahindra Ltd.	2,076,985	27,717,077
Titan Co. Ltd.	1,289,254	42,312,528
Torrent Pharmaceuticals Ltd.	370,450	7,567,984
Trent Ltd.	706,149	12,831,343
Tube Investments of India Ltd.	313,322	10,662,634
TVS Motor Co. Ltd.	671,661	8,644,817
UltraTech Cement Ltd.	361,649	31,518,403
United Spirits Ltd.(a)	1,089,664	12,537,547
UPL Ltd.	1,818,821	17,720,780
Varun Beverages Ltd.	597,908	9,175,711
Vedanta Ltd.	2,795,138	10,566,886
Wipro Ltd.	4,922,961	24,938,310
Yes Bank Ltd.(a)	41,220,394	8,714,048
Zomato Ltd.(a)	9,787,615	7,971,651
		3,510,664,248
Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	53,482,300	13,235,339

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Aneka Tambang Tbk	32,150,000	$4,094,449
Astra International Tbk PT	73,350,200	28,379,110
Bank Central Asia Tbk PT	200,862,100	119,327,865
Bank Jago Tbk PT(a)	15,321,000	4,498,533
Bank Mandiri Persero Tbk PT	67,387,300	45,456,872
Bank Negara Indonesia Persero Tbk PT	27,473,676	17,404,313
Bank Rakyat Indonesia Persero Tbk PT	247,742,808	78,810,167
Barito Pacific Tbk PT	107,998,900	5,441,345
Charoen Pokphand Indonesia Tbk PT	26,711,045	9,695,121
Gudang Garam Tbk PT	45,609	57,839
Indah Kiat Pulp & Paper Tbk PT	10,308,200	6,589,234
Indofood CBP Sukses Makmur Tbk PT	8,263,900	5,305,510
Indofood Sukses Makmur Tbk PT	15,371,500	6,311,990
Kalbe Farma Tbk PT	77,709,715	10,257,620
Merdeka Copper Gold Tbk PT(a)	44,007,863	11,714,366
Sarana Menara Nusantara Tbk PT	87,088,000	6,277,042
Semen Indonesia Persero Tbk PT	10,732,700	5,209,092
Sumber Alfaria Trijaya Tbk PT	61,368,700	12,099,786
Telkom Indonesia Persero Tbk PT	179,598,000	46,331,746
Unilever Indonesia Tbk PT	27,589,200	8,432,588
United Tractors Tbk PT	6,288,553	12,369,217
Vale Indonesia Tbk PT(a)	9,548,800	4,523,565
		461,822,709
Kuwait — 1.0%
Agility Public Warehousing Co. KSC	5,388,231	13,913,884
Boubyan Bank KSCP	5,080,932	13,981,403
Gulf Bank KSCP	6,024,599	6,665,185
Kuwait Finance House KSCP	26,965,603	76,448,581
Mabanee Co. KPSC	2,440,413	7,030,009
Mobile Telecommunications Co. KSCP	7,476,139	14,309,914
National Bank of Kuwait SAKP	26,090,937	95,462,029
		227,811,005
Malaysia — 1.5%
AMMB Holdings Bhd	6,876,875	6,473,412
Axiata Group Bhd	9,805,300	7,203,590
CIMB Group Holdings Bhd	24,270,500	31,745,656
Dialog Group Bhd	13,188,712	6,774,440
DiGi.Com Bhd	11,109,000	10,029,707
Genting Bhd	7,533,500	7,541,744
Genting Malaysia Bhd	10,627,900	6,411,676
HAP Seng Consolidated Bhd	2,406,700	3,598,482
Hartalega Holdings Bhd(c)	6,099,500	2,386,011
Hong Leong Bank Bhd	2,370,700	11,141,796
Hong Leong Financial Group Bhd	949,700	3,962,934
IHH Healthcare Bhd	6,608,500	8,644,814
Inari Amertron Bhd	10,380,700	6,307,551
IOI Corp. Bhd	8,968,220	7,730,188
Kuala Lumpur Kepong Bhd	1,591,200	7,490,032
Malayan Banking Bhd	17,261,600	33,551,322
Malaysia Airports Holdings Bhd(a)	2,668,100	3,869,511
Maxis Bhd(c)	8,234,400	7,136,365
MISC Bhd	4,533,100	7,362,618
MR DIY Group M Bhd(b)	8,760,400	4,151,620
Nestle Malaysia Bhd.	267,000	8,338,685
Petronas Chemicals Group Bhd(c)	8,967,700	17,281,293
Petronas Dagangan Bhd(c)	1,180,900	6,314,065
Petronas Gas Bhd	2,915,500	11,013,019
PPB Group Bhd	2,447,460	9,486,573
Press Metal Aluminium Holdings Bhd	13,758,800	15,117,254
Public Bank Bhd(c)	51,044,350	51,767,590

Security	Shares	Value

Malaysia (continued)
QL Resources Bhd	4,308,500	$5,395,918
RHB Bank Bhd(c)	5,356,925	6,785,850
Sime Darby Bhd.	9,521,173	4,618,806
Sime Darby Plantation Bhd	7,512,573	7,206,050
Telekom Malaysia Bhd	4,319,100	5,459,384
Tenaga Nasional Bhd	8,816,350	18,699,576
Top Glove Corp. Bhd(c)	18,792,000	3,699,225
		354,696,757
Mexico — 2.4%
Alfa SAB de CV, Class A	10,536,547	7,301,422
America Movil SAB de CV, Series L, NVS	101,066,900	98,322,054
Arca Continental SAB de CV	1,580,036	13,186,348
Banco del Bajio SA(b)	2,410,200	8,044,826
Cemex SAB de CV, NVS(a)	55,267,073	25,350,554
Coca-Cola Femsa SAB de CV(c)	1,877,893	12,805,763
Fibra Uno Administracion SA de CV	11,447,500	14,221,860
Fomento Economico Mexicano SAB de CV	7,008,400	55,844,896
Gruma SAB de CV, Class B	756,455	9,442,161
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,326,800	21,411,447
Grupo Aeroportuario del Sureste SAB de CV, Class B	708,885	17,537,684
Grupo Bimbo SAB de CV, Series A(c)	5,017,800	21,310,176
Grupo Carso SAB de CV, Series A1	1,764,241	7,619,685
Grupo Financiero Banorte SAB de CV, Class O	9,417,556	75,315,066
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	8,118,700	15,076,864
Grupo Mexico SAB de CV, Series B	11,529,088	47,015,064
Grupo Televisa SAB, CPO	8,661,100	9,512,217
Industrias Penoles SAB de CV	530,238	7,128,285
Kimberly-Clark de Mexico SAB de CV, Class A	5,433,700	9,237,346
Operadora De Sites Mexicanos SAB de CV	5,089,900	5,582,165
Orbia Advance Corp. SAB de CV	3,743,234	7,320,007
Promotora y Operadora de Infraestructura SAB de CV	726,365	6,409,059
Wal-Mart de Mexico SAB de CV	18,953,700	75,366,843
		570,361,792
Netherlands — 0.1%
NEPI Rockcastle NV	1,676,716	9,917,467
Pepco Group NV(a)(b)	388,814	3,561,218
		13,478,685
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	798,252	6,513,737
Credicorp Ltd.	252,315	38,742,968
Southern Copper Corp.	315,062	19,225,083
		64,481,788
Philippines — 0.7%
Aboitiz Equity Ventures Inc.	6,752,850	7,195,195
ACEN Corp.	32,674,298	4,123,689
Ayala Corp.	896,526	11,132,024
Ayala Land Inc.	26,316,500	14,882,968
Bank of the Philippine Islands	6,191,884	11,633,521
BDO Unibank Inc.	7,205,611	16,677,510
Globe Telecom Inc.	109,794	4,481,264
GT Capital Holdings Inc.	7,200	56,112
International Container Terminal Services Inc.	3,856,880	14,042,903
JG Summit Holdings Inc.	11,028,403	9,679,014
Jollibee Foods Corp.	1,658,569	7,212,450
Manila Electric Co.	822,030	4,076,447
Metro Pacific Investments Corp.	94,000	5,750

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	6,552,945	$6,677,344
Monde Nissin Corp.(b)	22,354,900	5,006,293
PLDT Inc.	318,083	9,889,607
SM Investments Corp.	870,542	14,537,984
SM Prime Holdings Inc.	40,142,525	26,022,423
Universal Robina Corp.	3,252,320	7,662,229
		174,994,727
Poland — 0.6%
Allegro.eu SA (a)(b)(c)	1,346,344	6,885,309
Bank Polska Kasa Opieki SA	663,212	12,686,028
CD Projekt SA(c)	231,149	6,887,586
Cyfrowy Polsat SA	756,037	3,169,860
Dino Polska SA(a)(b)	181,945	14,953,786
KGHM Polska Miedz SA	519,556	13,753,493
LPP SA	4,127	8,946,069
mBank SA(a)(c)	52,917	3,799,141
PGE Polska Grupa Energetyczna SA(a)	3,269,342	4,779,395
Polski Koncern Naftowy ORLEN SA	2,236,930	32,925,811
Powszechna Kasa Oszczednosci Bank Polski SA	3,137,436	20,246,430
Powszechny Zaklad Ubezpieczen SA	2,148,052	15,377,259
Santander Bank Polska SA	131,595	8,200,445
		152,610,612
Qatar — 1.1%
Barwa Real Estate Co.	6,906,706	6,231,607
Commercial Bank PSQC (The)	11,277,439	18,310,096
Industries Qatar QSC	5,545,504	22,599,607
Masraf Al Rayan QSC	20,041,940	19,394,905
Mesaieed Petrochemical Holding Co.	17,324,764	11,060,671
Ooredoo QPSC	2,783,463	6,717,594
Qatar Electricity & Water Co. QSC	1,701,400	7,826,306
Qatar Fuel QSC	1,874,491	9,257,769
Qatar Gas Transport Co. Ltd.	9,621,501	10,433,095
Qatar International Islamic Bank QSC	3,195,494	9,583,695
Qatar Islamic Bank SAQ	5,977,479	39,698,189
Qatar National Bank QPSC	16,690,978	89,394,184
		250,507,718
Russia — 0.0%
Alrosa PJSC(d)	9,805,890	1,607
Gazprom PJSC(d)	43,696,315	7,160
Inter RAO UES PJSC(d)	121,651,300	19,935
LUKOIL PJSC(d)	1,533,792	251
Magnit PJSC(d)	246,156	40
Magnit PJSC, GDR(d)	2	—
MMC Norilsk Nickel PJSC(d)	233,757	38
Mobile TeleSystems PJSC(d)	3,162,662	518
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	865
Novatek PJSC(d)	3,371,230	552
Novolipetsk Steel PJSC(d)	5,629,360	923
Ozon Holdings PLC, GDR(a)(d)	197,078	32
PhosAgro PJSC(d)	174,249	29
PhosAgro PJSC, GDR(d)(e)	2	—
PhosAgro PJSC, New(d)	3,367	34
Polymetal International PLC(a)(d)	1,312,267	215
Polyus PJSC(a)(d)	126,490	21
Rosneft Oil Co. PJSC(d)	4,281,715	702
Sberbank of Russia PJSC(a)(d)	39,606,181	6,490
Severstal PAO(d)	805,849	132
Surgutneftegas PJSC(d)	26,192,370	4,292
Tatneft PJSC(d)	5,175,395	848

Security	Shares	Value

Russia (continued)
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	$73
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,873
VK Co. Ltd.(a)(d)	404,870	66
VTB Bank PJSC(a)(d)	11,783,971,998	1,931
X5 Retail Group NV, GDR(d)	424,766	70
Yandex NV(a)(d)	1,127,576	185
		48,882
Saudi Arabia — 4.3%
ACWA Power Co.	302,608	11,379,687
Advanced Petrochemical Co.	485,318	5,407,219
Al Rajhi Bank(a)	7,151,907	153,998,436
Alinma Bank	3,632,718	33,627,217
Almarai Co. JSC	860,660	12,260,228
AngloGold Ashanti Ltd.	1,508,944	27,542,349
Arab National Bank.	2,203,748	20,375,922
Arabian Internet & Communications Services Co.	42,022	2,756,567
Bank AlBilad(a)	1,795,299	24,877,483
Bank Al-Jazira	1,525,374	8,649,706
Banque Saudi Fransi	2,172,363	24,904,169
Bupa Arabia for Cooperative Insurance Co.	224,849	10,656,845
Dallah Healthcare Co.	48,841	2,255,449
Dar Al Arkan Real Estate Development Co.(a)	1,981,939	7,317,803
Dr Sulaiman Al Habib Medical Services Group Co.	320,630	19,869,262
Elm Co.	90,291	7,975,883
Emaar Economic City(a)	1,500,640	3,431,691
Etihad Etisalat Co.	1,387,283	13,531,542
Jarir Marketing Co.	204,514	9,027,829
Mobile Telecommunications Co.(a)	1,554,246	4,638,867
Mouwasat Medical Services Co.	184,022	9,304,809
Nahdi Medical Co.	110,932	5,606,725
National Industrialization Co.(a)	1,259,448	3,748,883
Rabigh Refining & Petrochemical Co.(a)	1,537,080	4,213,173
Reinet Investments SCA	510,484	9,011,896
Riyad Bank	4,911,079	45,486,529
SABIC Agri-Nutrients Co.	783,599	30,337,599
Sahara International Petrochemical Co.	1,343,817	13,017,159
Saudi Arabian Mining Co.(a)	3,154,875	58,196,451
Saudi Arabian Oil Co.(b)	8,741,755	78,200,539
Saudi Basic Industries Corp.	3,251,442	72,409,427
Saudi British Bank (The)	3,350,127	36,677,067
Saudi Electricity Co.	3,025,853	20,064,324
Saudi Industrial Investment Group.	1,370,151	7,515,262
Saudi Investment Bank (The)	1,805,568	9,067,529
Saudi Kayan Petrochemical Co.(a)	2,728,719	8,542,566
Saudi National Bank (The)	7,980,213	109,878,729
Saudi Research & Media Group(a)	134,965	6,907,527
Saudi Tadawul Group Holding Co.	161,989	7,478,563
Saudi Telecom Co.	5,331,430	54,806,998
Savola Group (The)	877,810	6,717,936
Yanbu National Petrochemical Co.	903,181	10,155,020
		1,011,828,865
South Africa — 3.5%
Absa Group Ltd.	3,034,072	36,382,225
African Rainbow Minerals Ltd.	411,475	6,906,780
Anglo American Platinum Ltd.	197,484	19,960,617
Aspen Pharmacare Holdings Ltd.	1,397,971	11,600,963
Bid Corp. Ltd.(c)	1,225,614	23,666,114
Bidvest Group Ltd. (The)	1,048,342	14,090,837
Capitec Bank Holdings Ltd.	312,218	37,068,100
Clicks Group Ltd.	904,438	15,441,024

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Discovery Ltd.(a)	1,823,104	$13,416,011
Exxaro Resources Ltd.	931,567	12,179,405
FirstRand Ltd.	18,314,901	71,180,378
Foschini Group Ltd. (The)	1,209,587	7,374,186
Gold Fields Ltd.	3,236,195	35,934,454
Growthpoint Properties Ltd.	12,231,997	10,053,560
Harmony Gold Mining Co. Ltd.	2,094,767	7,584,399
Impala Platinum Holdings Ltd.	3,046,668	37,027,928
Kumba Iron Ore Ltd.	240,649	6,798,619
Mr. Price Group Ltd.	945,912	9,245,143
MTN Group Ltd.	6,038,941	49,487,017
MultiChoice Group.	1,352,465	9,307,693
Naspers Ltd., Class N	793,960	121,685,572
Nedbank Group Ltd.	1,670,141	22,082,104
Northam Platinum Holdings Ltd.(a)	1,257,653	14,283,620
Old Mutual Ltd.	17,142,890	11,012,140
Pepkor Holdings Ltd.(b)	6,129,658	7,812,459
Remgro Ltd.	1,901,441	15,678,040
Sanlam Ltd.	6,491,243	21,314,282
Sasol Ltd.	2,042,777	35,515,643
Shoprite Holdings Ltd.	1,818,215	26,763,355
Sibanye Stillwater Ltd.	9,914,535	27,586,374
SPAR Group Ltd. (The)	681,354	5,251,863
Standard Bank Group Ltd.	4,777,280	50,276,007
Vodacom Group Ltd.	2,312,952	16,834,832
Woolworths Holdings Ltd	3,691,148	14,055,672
		824,857,416
South Korea — 11.2%
Alteogen Inc.(a)	6,734	191,515
Amorepacific Corp.(c)	105,955	10,666,761
AMOREPACIFIC Group	22,552	548,187
BGF retail Co. Ltd.	29,874	4,688,349
Celltrion Healthcare Co. Ltd.(c)	313,786	15,750,372
Celltrion Inc.(c).	357,538	48,469,558
Celltrion Pharm Inc.(a)(c).	62,846	3,225,072
Cheil Worldwide Inc.	266,929	4,950,933
CJ CheilJedang Corp.(c)	30,576	9,222,341
CJ Corp.	53,454	3,141,314
CJ ENM Co. Ltd.	4,324	279,166
CJ Logistics Corp.(a)	4,261	289,095
Coway Co. Ltd.	207,710	9,144,802
DB Insurance Co. Ltd.	169,553	8,059,139
Doosan Bobcat Inc.	197,380	5,402,681
Doosan Enerbility Co. Ltd.(a)(c)	1,502,732	19,471,998
Ecopro BM Co. Ltd.(c)	180,354	15,981,024
E-MART Inc.	75,363	5,330,884
F&F Co. Ltd./New(c)	65,725	7,672,997
GS Engineering & Construction Corp.	4,281	77,426
GS Holdings Corp.	184,982	6,875,597
Hana Financial Group Inc.	1,038,843	35,530,553
Hankook Tire & Technology Co. Ltd.	264,734	6,914,053
Hanmi Pharm Co. Ltd.(c)	26,331	5,264,552
Hanon Systems(c)	673,478	4,507,175
Hanwha Solutions Corp.(a)	420,646	16,650,028
HD Hyundai Co. Ltd.	181,214	8,960,117
HLB Inc.(a)(c)	358,868	9,036,085
HMM Co. Ltd.(c)	982,030	16,924,398
Hotel Shilla Co. Ltd.(c)	120,469	6,769,872
HYBE Co. Ltd.(a)(c)	66,171	7,337,492
Hyundai Engineering & Construction Co. Ltd.	288,694	9,125,445

Security	Shares	Value

South Korea (continued)
Hyundai Glovis Co. Ltd.	67,568	$9,166,204
Hyundai Heavy Industries Co. Ltd.(a)(c)	65,621	6,010,981
Hyundai Mipo Dockyard Co. Ltd.(a)	79,620	5,222,072
Hyundai Mobis Co. Ltd.	216,777	35,481,737
Hyundai Motor Co.	508,158	66,203,210
Hyundai Steel Co.	333,482	8,725,500
Iljin Materials Co. Ltd.(c)	87,441	4,193,488
Industrial Bank of Korea	947,732	8,112,262
Kakao Corp.	1,111,849	48,783,940
Kakao Games Corp.(a)(c)	131,821	4,467,165
KakaoBank Corp.(a)(c)	461,156	8,946,840
Kangwon Land Inc.(a)	354,501	6,812,485
KB Financial Group Inc.	1,379,866	54,791,347
Kia Corp.	932,977	49,134,208
Korea Aerospace Industries Ltd.	276,326	10,262,016
Korea Electric Power Corp.(a)	944,610	14,977,079
Korea Investment Holdings Co. Ltd.	149,382	6,640,301
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	156,173	9,402,257
Korea Zinc Co. Ltd.	33,691	16,287,876
Korean Air Lines Co. Ltd.(a)	632,774	12,414,363
Krafton Inc.(a)(c)	97,787	17,211,261
KT&G Corp.	382,563	29,028,529
Kumho Petrochemical Co. Ltd.(c)	67,495	7,763,845
L&F Co. Ltd.(a)(c)	86,784	14,964,643
LG Chem Ltd.	180,299	102,920,362
LG Corp.	343,629	22,160,800
LG Display Co. Ltd.(c)	845,087	9,431,143
LG Electronics Inc.	369,346	27,870,700
LG Energy Solution(a)	109,633	49,594,374
LG H&H Co. Ltd.	34,316	17,317,201
LG Innotek Co. Ltd.	52,981	12,773,592
LG Uplus Corp.	769,993	7,118,014
Lotte Chemical Corp.(c)	62,788	8,863,903
Lotte Shopping Co. Ltd.	44,475	2,890,613
Meritz Fire & Marine Insurance Co. Ltd.(c)	136,966	4,840,823
Meritz Securities Co. Ltd.(c)	987,921	4,443,841
Mirae Asset Securities Co. Ltd.(c)	985,240	5,028,396
NAVER Corp.	477,361	69,390,910
NCSoft Corp.	57,833	20,950,368
Netmarble Corp.(b)(c)	74,848	2,814,681
NH Investment & Securities Co. Ltd.	496,390	3,663,610
Orion Corp./Republic of Korea	88,324	7,931,282
Pan Ocean Co. Ltd.	992,394	4,128,343
Pearl Abyss Corp.(a)(c)	110,865	3,734,005
POSCO Chemical Co. Ltd.	101,640	17,167,821
POSCO Holdings Inc.	287,761	65,868,526
S-1 Corp.	66,222	3,239,053
Samsung Biologics Co. Ltd.(a)(b)(c)	64,824	44,089,268
Samsung C&T Corp.	292,565	27,444,869
Samsung Electro-Mechanics Co. Ltd.	203,997	22,331,100
Samsung Electronics Co. Ltd.	17,296,405	831,074,129
Samsung Engineering Co. Ltd.(a)	581,631	10,996,383
Samsung Fire & Marine Insurance Co. Ltd.	110,728	17,379,973
Samsung Heavy Industries Co. Ltd.(a)(c)	2,293,505	9,175,734
Samsung Life Insurance Co. Ltd.	282,193	15,841,772
Samsung SDI Co. Ltd.	200,931	113,431,168
Samsung SDS Co. Ltd.	115,913	11,326,111
Samsung Securities Co. Ltd.	226,722	6,135,600
SD Biosensor Inc.(c)	139,176	3,521,123

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Seegene Inc.	42,054	$984,384
Shinhan Financial Group Co. Ltd.	1,633,922	47,367,591
SK Biopharmaceuticals Co. Ltd.(a)(c)	114,418	6,467,092
SK Bioscience Co. Ltd.(a)(c)	85,243	5,452,352
SK Chemicals Co. Ltd.(c)	713	48,679
SK Hynix Inc.	1,986,570	131,113,590
SK IE Technology Co. Ltd.(a)(b)(c)	92,496	4,734,721
SK Inc.	134,493	22,700,402
SK Innovation Co. Ltd.(a)	198,682	27,489,710
SK Square Co. Ltd.(a)	362,525	10,503,298
SKC Co. Ltd.(c)	80,702	6,999,877
S-Oil Corp.	166,557	11,027,405
Woori Financial Group Inc.	1,918,550	19,166,192
Yuhan Corp.	196,001	8,761,138
		2,651,168,612
Taiwan — 14.3%
Accton Technology Corp.	1,850,000	16,461,791
Acer Inc.(c)	10,441,121	8,379,600
Advantech Co. Ltd.	1,557,455	16,953,412
Airtac International Group(c)	510,526	15,835,294
ASE Technology Holding Co. Ltd.	12,029,110	38,472,078
Asia Cement Corp.(c)	8,596,077	11,550,666
Asustek Computer Inc.(c)	2,527,968	21,973,348
AUO Corp.(c)	24,559,200	12,956,193
Catcher Technology Co. Ltd.	2,329,210	13,893,818
Cathay Financial Holding Co. Ltd.(c)	28,440,710	40,472,778
Chailease Holding Co. Ltd.(c)	5,038,433	33,255,585
Chang Hwa Commercial Bank Ltd.	16,266,412	9,263,397
Cheng Shin Rubber Industry Co. Ltd.	6,301,128	7,180,005
China Airlines Ltd.(c)	10,293,000	6,142,038
China Development Financial Holding Corp.(c)	56,736,588	24,770,650
China Steel Corp.(c)	43,385,313	41,184,994
Chunghwa Telecom Co. Ltd.	13,650,410	50,245,933
Compal Electronics Inc.(c)	14,438,908	10,167,843
CTBC Financial Holding Co. Ltd.	63,601,772	47,777,533
Delta Electronics Inc.(c)	7,109,000	70,298,843
E Ink Holdings Inc.(c)	3,158,000	18,935,762
E.Sun Financial Holding Co. Ltd.(c)	46,798,510	37,808,909
Eclat Textile Co. Ltd.(c)	703,427	10,569,226
eMemory Technology Inc.(c)	228,000	11,127,307
Eva Airways Corp.(c)	9,394,000	8,665,367
Evergreen Marine Corp. Taiwan Ltd.	3,696,324	19,844,638
Far Eastern New Century Corp.(c)	11,184,038	11,837,371
Far EasTone Telecommunications Co. Ltd.(c)	5,883,000	12,990,120
Feng TAY Enterprise Co. Ltd.(c)	1,614,137	9,863,738
First Financial Holding Co. Ltd..	38,460,679	32,829,223
Formosa Chemicals & Fibre Corp.(c)	12,803,090	31,698,825
Formosa Petrochemical Corp.(c)	4,105,000	11,311,489
Formosa Plastics Corp.	15,074,280	44,214,416
Fubon Financial Holding Co. Ltd.(c)	26,960,022	53,548,496
Giant Manufacturing Co. Ltd.(c)	1,100,718	8,270,384
Globalwafers Co. Ltd.(c)	803,000	12,470,228
Hon Hai Precision Industry Co. Ltd.(c)	45,274,873	148,242,889
Hotai Motor Co. Ltd.(c)	1,093,000	23,190,823
Hua Nan Financial Holdings Co. Ltd.	32,613,407	24,150,879
Innolux Corp.	33,987,251	13,845,843
Inventec Corp.(c)	8,849,281	7,140,916
Largan Precision Co. Ltd.	361,000	27,199,797
Lite-On Technology Corp.(c)	7,272,246	15,520,054
MediaTek Inc.(c)	5,527,338	133,561,491

Security	Shares	Value

Taiwan (continued)
Mega Financial Holding Co. Ltd.(c)	40,785,666	$42,476,605
Micro-Star International Co. Ltd.(c)	2,466,000	9,938,198
momo.com Inc	250,600	4,943,930
Nan Ya Plastics Corp.(c).	17,400,160	43,520,698
Nan Ya Printed Circuit Board Corp.(c)	853,000	7,638,264
Nanya Technology Corp.(c)	4,396,000	8,203,469
Nien Made Enterprise Co. Ltd.	704,000	6,683,337
Novatek Microelectronics Corp.(c)	2,105,000	20,625,362
Parade Technologies Ltd.(c)	285,000	7,479,582
Pegatron Corp.(c)	7,040,414	14,212,977
PharmaEssentia Corp.(a)	365,000	6,259,404
Pou Chen Corp.	7,668,220	8,076,536
Powerchip Semiconductor Manufacturing Corp.	10,387,000	11,390,766
President Chain Store Corp.	2,070,000	18,300,027
Quanta Computer Inc.(c)	9,659,000	22,512,571
Realtek Semiconductor Corp.	1,674,637	17,409,433
Ruentex Development Co. Ltd.	6,412,241	9,679,475
Shanghai Commercial & Savings Bank Ltd. (The)(c)	13,195,318	21,804,323
Shin Kong Financial Holding Co. Ltd.(c)	45,695,149	13,273,779
Silergy Corp.(c)	1,164,000	17,463,435
SinoPac Financial Holdings Co. Ltd.	38,429,212	22,783,274
Synnex Technology International Corp.	4,955,834	9,424,173
Taishin Financial Holding Co. Ltd.(c)	39,677,009	19,625,324
Taiwan Business Bank.	18,100,000	7,672,097
Taiwan Cement Corp.(c)	22,467,748	24,767,229
Taiwan Cooperative Financial Holding Co. Ltd.(c)	36,030,716	31,286,555
Taiwan High Speed Rail Corp.(c)	6,977,000	6,561,016
Taiwan Mobile Co. Ltd.	6,110,600	18,927,260
Taiwan Semiconductor Manufacturing Co. Ltd.	89,398,000	1,435,718,372
Unimicron Technology Corp.(c)	4,614,000	23,752,620
Uni-President Enterprises Corp.(c)	17,384,839	37,313,302
United Microelectronics Corp.(c)	43,052,000	64,850,691
Vanguard International Semiconductor Corp.(c)	3,299,000	8,958,810
Voltronic Power Technology Corp.	243,000	13,791,303
Walsin Lihwa Corp.(c)	9,466,406	14,563,724
Wan Hai Lines Ltd.(c)	2,574,090	6,445,091
Win Semiconductors Corp.	1,266,000	6,522,631
Winbond Electronics Corp.	10,913,000	7,618,209
Wiwynn Corp.(c)	317,000	9,147,962
WPG Holdings Ltd.(c)	5,515,449	8,706,547
Yageo Corp.	1,239,940	18,851,338
Yang Ming Marine Transport Corp.(c)	6,396,000	13,915,228
Yuanta Financial Holding Co. Ltd.(c)	35,784,059	26,329,452
Zhen Ding Technology Holding Ltd.(c)	2,370,075	9,282,319
		3,384,780,688
Thailand — 2.1%
Advanced Info Service PCL, NVDR	4,348,200	23,370,789
Airports of Thailand PCL, NVDR(a)	15,283,000	32,639,541
Asset World Corp. PCL, NVDR	31,067,400	5,595,470
B Grimm Power PCL, NVDR(c)	3,375,900	3,619,407
Bangkok Dusit Medical Services PCL, NVDR	37,498,700	32,303,911
Bangkok Expressway & Metro PCL, NVDR(c)	27,419,700	7,295,196
Berli Jucker PCL, NVDR	4,542,400	4,439,789
BTS Group Holdings PCL, NVDR(c)	26,798,000	6,410,976
Bumrungrad Hospital PCL, NVDR	2,107,100	13,629,598
Carabao Group PCL, NVDR	1,203,300	3,274,002
Central Pattana PCL, NVDR	7,420,100	15,350,247
Central Retail Corp. PCL, NVDR	6,875,134	8,451,234
Charoen Pokphand Foods PCL, NVDR	13,516,800	9,170,990

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
CP ALL PCL, NVDR	21,053,400	$38,979,091
Delta Electronics Thailand PCL, NVDR	1,157,300	22,266,374
Electricity Generating PCL, NVDR	985,900	4,813,786
Energy Absolute PCL, NVDR(c)	6,247,900	17,206,025
Global Power Synergy PCL, NVDR(c)	2,628,400	5,223,709
Gulf Energy Development PCL, NVDR	10,971,100	16,593,686
Home Product Center PCL, NVDR	21,738,914	9,120,481
Indorama Ventures PCL, NVDR	6,529,580	7,916,284
Intouch Holdings PCL, NVDR	4,188,225	8,806,922
JMT Network Services PCL, NVDR	2,490,600	4,766,544
Kasikornbank PCL, NVDR	1,911,000	7,874,474
Krung Thai Bank PCL, NVDR	12,668,200	6,357,357
Krungthai Card PCL, NVDR(c)	3,450,400	5,785,659
Land & Houses PCL, NVDR	29,255,500	7,988,826
Minor International PCL, NVDR(a)	11,529,620	10,149,717
Muangthai Capital PCL, NVDR(c)	2,860,500	3,034,343
Osotspa PCL, NVDR	5,451,900	4,388,764
PTT Exploration & Production PCL, NVDR	5,085,439	27,115,631
PTT Global Chemical PCL, NVDR	8,042,130	11,016,920
PTT Oil & Retail Business PCL, NVDR	11,011,700	7,638,988
PTT Public Company Ltd., NVDR	35,997,600	34,063,130
Ratch Group PCL, NVDR	3,504,000	4,087,586
SCB X PCL, NVS	3,050,000	9,157,561
SCG Packaging PCL, NVDR(c)	4,903,900	7,728,461
Siam Cement PCL (The), NVDR	2,807,500	26,845,017
Srisawad Corp. PCL, NVDR(c)	2,673,000	3,468,530
Thai Oil PCL, NVDR(c)	4,362,800	6,895,466
Thai Union Group PCL, NVDR	10,667,600	5,182,584
True Corp. PCL, NVDR(c)	44,479,001	5,745,646
		495,768,712
Turkey — 0.6%
Akbank TAS	11,249,404	10,447,858
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	2,325,021	6,084,175
BIM Birlesik Magazalar AS(c)	1,625,913	11,790,198
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS(c)	5,236,205	11,967,109
Ford Otomotiv Sanayi AS	257,415	6,145,581
Haci Omer Sabanci Holding AS(c)	3,749,674	8,528,436
Hektas Ticaret TAS(a)	3,626,167	6,951,383
KOC Holding AS	2,657,953	10,121,652
Sasa Polyester Sanayi AS(a)	1,297,085	9,026,286
Turk Hava Yollari AO(a)	2,064,964	13,356,504
Turkcell Iletisim Hizmetleri AS	4,257,846	7,775,356
Turkiye Is Bankasi AS, Class C	13,058,453	7,349,067
Turkiye Petrol Rafinerileri AS(a)	479,276	12,383,568
Turkiye Sise ve Cam Fabrikalari AS	5,288,906	11,154,980
Yapi ve Kredi Bankasi AS	9,684,810	6,261,507
		139,343,662
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	9,903,428	26,425,191
Abu Dhabi Islamic Bank PJSC	5,544,096	14,525,847
Abu Dhabi National Oil Co. for Distribution PJSC	11,312,143	14,038,382
Aldar Properties PJSC	14,117,184	18,323,667
Dubai Islamic Bank PJSC	10,508,657	16,303,521
Emaar Properties PJSC	14,650,165	24,357,492
Emirates NBD Bank PJSC	6,869,435	24,808,337
Emirates Telecommunications Group Co. PJSC	12,672,700	89,109,592
First Abu Dhabi Bank PJSC	16,090,627	77,166,733

Security	Shares	Value

United Arab Emirates (continued)
Q Holding PJSC(a)	6,561,640	$8,038,817
		313,097,579
Total Common Stocks — 97.3%
(Cost: $20,739,243,923)		22,986,811,886

Preferred Stocks

Brazil — 1.4%
Banco Bradesco SA, Preference Shares, NVS	19,509,078	58,572,159
Braskem SA, Class A, Preference Shares, NVS	706,451	3,830,833
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,011,398	9,565,632
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,210,772	11,527,391
Gerdau SA, Preference Shares, NVS	4,241,739	25,805,101
Itau Unibanco Holding SA, Preference Shares, NVS	17,658,393	88,473,165
Itausa SA, Preference Shares, NVS	17,841,541	30,530,391
Petroleo Brasileiro SA, Preference Shares, NVS	17,299,434	88,874,890
		317,179,562
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	526,501	52,505,379

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,654,602	10,963,281

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	25,014,400	4,099

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	70,979	4,555,657
Series 2, Preference Shares, NVS	126,767	7,990,395
LG Chem Ltd., Preference Shares, NVS	29,031	7,477,002
LG H&H Co. Ltd., Preference Shares, NVS	1,484	317,389
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,983,798	128,308,246
		148,648,689
Total Preferred Stocks — 2.3%
(Cost: $355,367,244)		529,301,010

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)	30,877	172,079

Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd.	274,733	—

Total Rights — 0.0%
(Cost: $—)		172,079

Total Long-Term Investments — 99.6%
(Cost: $21,094,611,167)		23,516,284,975

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	649,752,125	$649,817,100

Total Short-Term Securities — 2.7%
(Cost: $649,585,806)		649,817,100

Total Investments — 102.3%
(Cost: $21,744,196,973)		24,166,102,075

Liabilities in Excess of Other Assets — (2.3)%		(546,287,213)

Net Assets — 100.0%		$23,619,814,862

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$794,990,945	$—	$(145,078,541	)(a)	$67,557	$(162,861)	$649,817,100	649,752,125	$2,616,497	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	64,750,000	—	(64,750,000	)(a)	—	—	—	—	295,122		—
					$67,557	$(162,861)	$649,817,100		$2,911,619		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	917	12/16/22	$45,048	$1,954,896

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,693,153,725	$20,288,050,683	$5,607,478	$22,986,811,886
Preferred Stocks	328,142,843	201,154,068	4,099	529,301,010
Rights	—	172,079	—	172,079
Money Market Funds	649,817,100	—	—	649,817,100
	$3,671,113,668	$20,489,376,830	$5,611,577	$24,166,102,075
Derivative financial instruments(a)
Assets
Futures Contracts	$1,954,896	$—	$—	$1,954,896

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

		NVDR	Non-Voting Depositary Receipt
ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt
JSC	Joint Stock Company